SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Income (Loss) per Common Share (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ 976,905	$ (659,809)	$ (595,283)	$ (669,692)
Weighted average shares outstanding, basic	14,375,000	14,375,000	8,695,747	14,375,000
Weighted average shares outstanding, diluted	14,375,000	14,375,000	8,695,747	14,375,000
Basic net income (loss) per ordinary share (in dollars per share)	$ 0.07	$ (0.05)	$ (0.07)	$ (0.05)
Diluted net income (loss) per ordinary share (in dollars per share)	$ 0.07	$ (0.05)	$ (0.07)	$ (0.05)
Class B ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net income (loss)	$ 244,226	$ (164,952)	$ (246,016)	$ (167,423)
Weighted average shares outstanding, basic	3,593,750	3,593,750	3,593,750	3,593,750
Weighted average shares outstanding, diluted	3,593,750	3,593,750	3,593,750	3,593,750
Basic net income (loss) per ordinary share (in dollars per share)	$ 0.07	$ (0.05)	$ (0.07)	$ (0.05)
Diluted net income (loss) per ordinary share (in dollars per share)	$ 0.07	$ (0.05)	$ (0.07)	$ (0.05)